Transition to IFRS 9 - Summary of Pre-transition IAS 39 and Corresponding IFRS 9 classification and measurement categories, and reconciles Carrying Amounts for Loans, Securities and Other Financial Assets (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2019		Oct. 31, 2018	Nov. 01, 2017	Oct. 31, 2017
Disclosure of financial assets to which overlay approach is applied [line items]
Securities	$ 189,438	[1]	$ 180,935
Consumer instalment and other	67,736	[1]	63,225
Credit cards	8,859	[1]	8,329
Business and government	227,609	[1]	194,456
Total Loans	427,944	[1]	385,630
Allowance for credit losses	(1,850)	[1]	(1,639)
Net amount of loans	426,094	[1]	383,991
Remaining financial assets	75,869	[1]	72,869
Total after-tax Accumulated Other Comprehensive Income	3,729	[1]	2,302
Total after-tax Retained Earnings	28,725	[1]	25,850
Total after-tax Equity	51,076	[1]	45,721		$ 44,345
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Business and government	22
Financial assets at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Business and government	$ 2,156		$ 1,450
IAS 39 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				$ 163,198
Total Loans				360,340
Allowance for credit losses				(1,833)
Net amount of loans				358,507
Remaining financial assets				127,706
Allowance for credit losses on off-balancesheet exposures				163
Total after-tax Accumulated Other Comprehensive Income				3,066
Total after-tax Retained Earnings				23,709
Total after-tax Equity				44,354
IAS 39 [member] | Trading securities [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				99,069
IAS 39 [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				54,075
IAS 39 [member] | Held-to-maturity investments, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				9,094
IAS 39 [member] | Other measurement category [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				960
IAS 39 [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Residential mortgages				115,258
Consumer instalment and other				61,944
Credit cards				8,071
Business and government				175,067
IFRS9 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				163,196
Total Loans				360,340
Allowance for credit losses				(1,679)
Net amount of loans				358,661
Remaining financial assets				127,700
Allowance for credit losses on off-balancesheet exposures				239
Total after-tax Accumulated Other Comprehensive Income				3,011
Total after-tax Retained Earnings				23,808
Total after-tax Equity				44,398
IFRS9 [member] | Trading securities [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				90,535
IFRS9 [member] | Fair value through profit or loss category one [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				8,534
IFRS9 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				51,909
IFRS9 [member] | Fair value through profit or loss category two [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				2,081
IFRS9 [member] | Amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				85
IFRS9 [member] | Held-to-maturity investments, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				9,092
IFRS9 [member] | Other measurement category [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				627
IFRS9 [member] | Fair value through profit or loss category three [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				333
IFRS9 [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				9,177
Residential mortgages				115,258
Consumer instalment and other				61,944
Credit cards				8,071
Business and government				172,695
IFRS9 [member] | Financial assets at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				10,948
Business and government				2,372
Reclassification [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Total after-tax Accumulated Other Comprehensive Income				(55)
Total after-tax Retained Earnings				55
Reclassification [member] | Trading securities [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				(8,534)
Reclassification [member] | Fair value through profit or loss category one [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				8,534
Reclassification [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				(54,075)
Reclassification [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				51,909
Reclassification [member] | Fair value through profit or loss category two [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				2,081
Reclassification [member] | Amortized cost [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				85
Reclassification [member] | Other measurement category [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				(333)
Reclassification [member] | Fair value through profit or loss category three [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				333
Reclassification [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Business and government				(2,372)
Reclassification [member] | Financial assets at fair value through profit or loss [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Business and government				2,372
Remeasurement [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				(2)
Allowance for credit losses				154
Net amount of loans				154
Remaining financial assets				(6)
Allowance for credit losses on off-balancesheet exposures				76
Total pre-tax impact of IFRS 9 adoption				70
Total after-tax Retained Earnings				44
Total after-tax Equity				44
Remeasurement [member] | Held-to-maturity investments, category [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Securities				$ (2)

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).